Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	30 June 2024 $	30 June 2023 $
Cash at bank and in hand	1,259,242	137,451
	1,259,242	137,451